CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Income Statement [Abstract]
Revenues	$ 2,606,034	$ 391,710	$ 363,489	$ 3,350,417	$ 848,941	$ 1,354,238
Cost of revenues	1,409,310	587,309	350,523	1,917,947	1,168,583	1,838,367
Gross profit (loss)	1,196,724	(195,599)	12,966	1,432,470	(319,642)	(484,129)
Operating expenses:
Selling and marketing expenses	1,762,583		506,458	1,941,886		4,271,965
General and administrative expenses	1,367,264	1,039,664		3,167,795	2,868,897
Loss from operations	(1,933,123)	(1,235,263)	(493,492)	(3,677,211)	(3,188,539)	(4,756,094)
Other (income) expense:
Warrant revaluation	(5,977,192)	(278,113)		(411,421)	(2,121,288)	1,935,256
Loss of extinguishment of debt				2,950,513
Revaluation of derivative liability				(209,351)
Registration rights penalty					75,000	156,000
Interest income - related party		(2,340)	(5,961)		(10,440)	(10,440)
Other (income) expense	(8,039)	4,090	(10,947)	(9,465)	(23,602)	(25,407)
Interest expenses - notes payable	1,806,014	339	438,918	4,180,688	66,145	63,212
Interest expense - related party	1,070	20,233	2,323	23,271	44,939	104,783
Total other (income) expense	(4,178,147)	(255,791)	424,333	6,524,235	(1,969,246)	2,223,404
Income/(loss) before income taxes	2,245,024	(979,472)	(917,825)	(10,201,446)	(1,219,293)	(6,979,498)
Provision for income taxes
Net income/(loss)	$ 2,245,024	$ (979,472)	$ (917,825)	$ (10,201,446)	$ (1,219,293)	$ (6,979,498)
Income/(loss) per common share:
Basic	$ 0.09	$ (0.10)	$ (0.12)	$ (0.62)	$ (0.13)	$ (0.70)
Diluted	$ 0.08	$ (0.10)	$ (0.12)	$ (0.62)	$ (0.13)	$ (0.70)
Weighted-average numbers of common shares outstanding:
Basic	26,179,515	10,187,700	7,777,712	16,358,756	9,679,038	9,923,596
Diluted	28,707,965	10,187,700	7,777,712	16,358,756	9,679,038	9,923,596